MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 110,559
Additions	2,824	$ 890
Property, plant and equipment at end of period	119,168	110,559
At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	246,321	235,627
Additions	46,802	42,838
Change in remediation provision	(171)	3,204
Disposals	(35)
Foreign exchange translation difference	(12,085)	(35,348)
Property, plant and equipment at end of period	280,832	246,321
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	135,762	101,817
Amortization and depletion	30,759	41,044
Disposals	(35)
Foreign exchange translation difference	(4,822)	(7,099)
Property, plant and equipment at end of period	161,664	135,762
Mineral Properties Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	34,537
Property, plant and equipment at end of period	49,056	34,537
Mineral Properties Depletable | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	88,162	58,237
Additions	34,721	32,754
Change in remediation provision	39	3,546
Foreign exchange translation difference	(4,467)	(6,375)
Property, plant and equipment at end of period	118,455	88,162
Mineral Properties Depletable | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	53,625	38,964
Amortization and depletion	17,441	15,790
Foreign exchange translation difference	(1,667)	(1,129)
Property, plant and equipment at end of period	69,399	53,625
Mineral Properties Non-Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33,869
Property, plant and equipment at end of period	31,540	33,869
Mineral Properties Non-Depletable | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33,869	43,186
Foreign exchange translation difference	(2,329)	(9,317)
Property, plant and equipment at end of period	31,540	33,869
Property, plant and equipment.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19,163
Property, plant and equipment at end of period	18,399	19,163
Property, plant and equipment. | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	76,081	83,335
Additions	5,435	3,499
Change in remediation provision	(210)	(342)
Foreign exchange translation difference	(2,570)	(10,411)
Property, plant and equipment at end of period	78,736	76,081
Property, plant and equipment. | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	56,918	44,769
Amortization and depletion	5,117	15,435
Foreign exchange translation difference	(1,698)	(3,286)
Property, plant and equipment at end of period	60,337	56,918
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	14,454
Property, plant and equipment at end of period	14,467	14,454
Land and buildings | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	23,797	22,548
Additions	3,652	5,692
Foreign exchange translation difference	(1,504)	(4,443)
Property, plant and equipment at end of period	25,945	23,797
Land and buildings | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,343	5,726
Amortization and depletion	2,709	4,508
Foreign exchange translation difference	(574)	(891)
Property, plant and equipment at end of period	11,478	9,343
Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	574
Property, plant and equipment at end of period	489	574
Furniture, fixtures and equipment | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,507	5,636
Additions	170	3
Disposals	(35)
Foreign exchange translation difference	(43)	(132)
Property, plant and equipment at end of period	5,599	5,507
Furniture, fixtures and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,933	4,549
Amortization and depletion	247	430
Disposals	(35)
Foreign exchange translation difference	(35)	(46)
Property, plant and equipment at end of period	5,110	4,933
Right-of-use assets.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,962
Property, plant and equipment at end of period	5,217	7,962
Right-of-use assets. | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18,905	22,685
Additions	2,824	890
Foreign exchange translation difference	(1,172)	(4,670)
Property, plant and equipment at end of period	20,557	18,905
Right-of-use assets. | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,943	7,809
Amortization and depletion	5,245	4,881
Foreign exchange translation difference	(848)	(1,747)
Property, plant and equipment at end of period	$ 15,340	$ 10,943